Income Taxes, Rate Reconciliation (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax rate reconciliation
Statutory federal income tax rate		35.00%	35.00%	35.00%
State income taxes, net of federal benefit	[1]	2.10%	(20.80%)	2.00%
Effect of noncontrolling interests		0.60%	9.80%	(0.90%)
Gains (losses) on investments and sale of assets	[2]			8.00%
Other differences, net		1.00%	(3.90%)	(0.20%)
Total income tax rate		38.70%	20.10%	43.90%

[1]	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance. During the third quarter of 2014 U.S. Cellular recorded a $6.4 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets.
[2]	Gains (losses) on investments and sale of assets represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction. See Note 6 — Acquisitions, Divestitures and Exchanges and Note 8 — Investments in Unconsolidated Entities for additional information.